Prepaid and Other Current Assets (Details textual) (USD $)	1 Months Ended	4 Months Ended								0 Months Ended		0 Months Ended		1 Months Ended			3 Months Ended		9 Months Ended	0 Months Ended					0 Months Ended			9 Months Ended
	Mar. 31, 2012	Jun. 11, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 25, 2010	Apr. 27, 2010	Dec. 07, 2009	Sep. 30, 2013 New York State Energy and Research Development Authority [Member]	Dec. 06, 2012 Chairman [Member]	Sep. 30, 2013 Chairman [Member]	Feb. 01, 2013 Consulting Agreement [Member]	Aug. 15, 2012 Consulting Agreement [Member]	Dec. 10, 2012 Consulting Agreement [Member]	Oct. 22, 2012 Consulting Agreement [Member]	Oct. 31, 2012 Consulting Agreement [Member]	Sep. 30, 2013 Consulting Agreement [Member]	Jun. 30, 2013 Consulting Agreement [Member]	Sep. 30, 2013 Consulting Agreement [Member]	Mar. 08, 2013 2013 Omnibus Plan [Member]	Feb. 19, 2013 2013 Omnibus Plan [Member]	Jan. 11, 2013 2013 Omnibus Plan [Member]	Jan. 14, 2013 2013 Omnibus Plan [Member]	Sep. 30, 2013 2013 Omnibus Plan [Member]	Oct. 03, 2013 Agreement [Member]	Aug. 12, 2013 Agreement [Member]	Jul. 03, 2013 Agreement [Member]	Sep. 30, 2013 Agreement one [Member]
Prepaid and Other Current Assets (Textual)
Stock issued value in exchange for services fully vested		$ 1,772,320								$ 316,000					$ 225,000	$ 225,000	$ 15,000	$ 15,000	$ 15,000		$ 71,000	$ 74,500	$ 372,500
Issue of additional common stock																									100,000	7,000	125,000
Shares issued for service	1,451									200,000		60,933	10,696	11,384	200,000	150,000	11,280	11,280	11,280	150,000	50,000	50,000	250,000			3,000	225,000	100,000
Agreement value																									122,000	15,000	162,500	128,000
Stock issue price, Per share						$ 3.00	$ 3.00	$ 3.00				$ 1.40	$ 1.40	$ 1.49						$ 1.28			$ 1.49		$ 1.22	$ 1.50	$ 1.30	$ 1.28
Prepaid consulting fees			427,240	181,849	147,648												70,274		70,274
Prepaid compensation			348,309	311,090							232,306													59,329
Period of service															1 year						3 years	3 years
Audit fee guaranteed				75,000,000
Receivable for services performed			$ 15,502	$ 34,475					$ 15,502